Note 3 - Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Details
Cash and Cash Equivalents, Fair Value Disclosure	$ 245,350	$ 82,275	$ 500,965
Restricted Cash and Cash Equivalents, Current	314,982	694,157	$ 764,662
Available-for-sale Securities, Equity Securities	$ 272,736	$ 420,000